U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC 20549

                                FORM 24F-2
                     ANNUAL NOTICE OF SECURITIES SOLD
                          PURSUANT TO RULE 24f-2

          Read instructions at end of Form before preparing Form.
                           Please print or type.

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1.   Name and address of issuer:
     Markman MultiFund Trust
     6620 France Avenue South, Suite 565
     Edina, Minnesota 55435
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2.   Name of each series or class of funds for which this notice is filed:
     Markman Conservative Growth Fund
     Markman Moderate Growth Fund
     Markman Aggressive Growth Fund
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3.   Investment Company Act File Number: 811-8820

     Securities Act File Number: 33-85182
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4.   Last day of fiscal year for which this notice is filed;

     December 31, 1995
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5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                            [  ]
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6.   Date of termination of issuer's declaration under rule
     24f-2(a)(1), if applicable (see instruction A.6):

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7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                              NONE
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8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                              NONE
9. Number and aggregate sale price of securities sold during the fiscal year:

                                          NUMBER OF SHARES  SALE PRICE
                                            -------------  ----------

Markman Conservative Growth Fund             1,099,287     $11,949,211
Markman Moderate Growth Fund                 3,661,638      40,307,575
Markman Aggressive Growth Fund               3,621,298      42,808,631
                                            -----------     ----------
                         ISSUER TOTALS       8,382,223     $95,065,417
                                            ===========     ==========
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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
     24f-2:
                                          NUMBER OF SHARES  SALE PRICE
                                            ------------    ----------

Markman Conservative Growth Fund             1,099,287     $11,949,211
Markman Moderate Growth Fund                 3,661,638      40,307,575
Markman Aggressive Growth Fund               3,621,298      42,808,631
                                            -----------     ----------
                         ISSUER TOTALS       8,382,223     $95,065,417
                                            ===========     ==========

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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                          NUMBER OF SHARES  SALE PRICE
                                            ------------    ----------
Markman Conservative Growth Fund                62,586     $   686,564
Markman Moderate Growth Fund                   309,824       3,504,110
Markman Aggressive Growth Fund                 354,464       4,179,128
                                            -----------     ----------
                         ISSUER TOTALS         726,874     $ 8,369,802
                                            ===========     ==========



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12.  Calculation of registration fee:

 (i)      Aggregate sale price of securities
          sold during the fiscal year in
          reliance on rule 24f-2 (from Item 10):           $95,065,417
                                                          ------------
 (ii)     Aggregate price of shares issued in
          connection with dividend reinvestment
          plans (from Item 11, if applicable):           +   8,369,802
                                                         -------------
 (iii)   Aggregate price of shares redeemed or
          purchased during the fiscal year
          (if applicable):                               -  14,003,920
                                                         -------------
 (iv)     Aggregate price of shares redeemed or
          repurchased and previously applied as
          a reduction to filing fees pursuant to
          rule 24e-2 (if applicable)                     +
                                                         -------------
 (v)      Net aggregate price of securities sold
          and issued during the fiscal year in
          reliance on rule 24f-2 [line (i), plus
          line (ii), less line (iii), plus line
          (iv)] (if applicable):                           $89,431,299
                                                         -------------
 (vi)     Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other
          applicable law or regulation (see
          Instruction C.6):                              x .0003448276
                                                         -------------
 (vii)    Fee due [line (i) or line (v) multiplied
          by line (vi)]:                                 $   30,838.38

                                                         =============

Instruction: Issuers should complete line (ii), (iii), (iv), and (v)
             only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
     (17CFR 202.3a).
                                                            [X]
     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                      February 22, 1996
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                                SIGNATURES

 This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

 By (Signature and Title)*    /s/ John F. Splain
                              ----------------------------------------
                              John F. Splain, Secretary
                              ----------------------------------------
 Date February 23, 1996
        -----------------

*Please print the name and title of the signing officer below the signature.

                              SULLIVAN & WORCESTER
                   A Registered Limited Liability Partnership

                          1025 Connecticut Avenue, N.W.
                             Washington, D.C. 20036

767 Third Avenue         Telephone: 202.775.8190     One Post Office Square
New York, New York 10017 Facsimile: 202.293.2275  Boston, Massachusetts 02109
Telephone: 212.486.8200                              Telephone: 617.338.2800
Facsimile: 212.758.2151                              Facsimile: 617.338.2880


                                        February 16, 1996

Markman MultiFund Trust
6600 France Avenue South
Suite 565
Edina, Minnesota 55435

                                   24f-2 Notice
                     Registration Statement File No. 811-8820

Ladies and Gentlemen:

 Markman MultiFund Trust (the "Trust"), a Massachusetts business trust with three series portfolios -- Markman Aggressive Growth Fund (the "Aggressive Fund"), Markman Moderate Growth Fund (the "Moderate Fund") and Markman Conservative Growth Fund (the "Conservative Fund") (each, a "Fund" and together, the "Funds") proposes to file with the Securities and Exchange Commission on behalf of each of its Funds pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, as amended (the "Act"), a notice making definite the registration of 1,161,873 shares of the Conservative Fund, 3,971,462 shares of the Moderate Fund and 3,975,762 shares of the Aggressive Fund, for a total of 9,109,097 of its shares of beneficial interest authorized by the Board of Trustees of the Trust (the "Shares"), which were sold in reliance upon registration pursuant to Rule 24f-2 during the fiscal year ended December 31, 1995.

 We have made such investigations and have relied upon originals or copies, certified or otherwise identified to our satisfaction, of such records, instruments, certificates, memoranda and other documents as we have deemed necessary or advisable for purposes of this opinion. In that examination, we have assumed the genuineness of all signatures, the authenticity of all documents purporting to be originals, and the conformity to the originals of all documents purporting to be copies.

Markman MultiFund Trust
February 16, 1996
Page 2


 Based upon and subject to the foregoing, we hereby advise you that, in our opinion, the Shares, the registration of which is being made definite by the notice referred to above, are validly and legally issued, fully paid and nonassessable. For purposes of this letter, we express no opinion as to compliance with the Securities Act of 1933, as amended, applicable state laws regulating the sale of securities, or the Act.

 We consent to your filing this opinion as an exhibit to the notice referred to above.

                                   Very truly yours,

                                   /s/ Sullivan & Worcester LLP

                                   Sullivan & Worcester LLP


cc:  Mr. Robert J. Markman
     Mr. Richard W. London
     John F. Splain, Esq.